February 22, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insured Investments
100 F Street NE
Washington, DC 20549-4644

Re:  Minnesota Life Insurance Company
     Minnesota Life Individual Variable Universal Life Account
     Post-Effective Amendment No. 24 to Registration Statement on Form N-6 (File Numbers 333-144604 and 811-22093)

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to the Commission's EDGAR system. The amendment includes modifications to the optional rider, Corporate Enhancement Values Agreement (CEVA), including the removal of language relating to policies issued prior to August 22, 2015, because no CEVA riders were issued prior to this date. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective April 29, 2016.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-6571.

Sincerely,

/s/ Alison Schmoock

Alison Schmoock
Attorney

AJS:mab